Schedule of Investments (unaudited) July 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.7%
Arezzo Industria e Comercio SA	89,717	$1,372,432
B3 SA - Brasil Bolsa Balcao	924,398	1,981,325
Hapvida Participacoes e Investimentos S/A(a)	1,243,777	1,480,773
Sendas Distribuidora SA	435,499	1,334,079

		6,168,609

China — 22.3%
Alibaba Group Holding Ltd.(b)	173,692	1,952,900
Alibaba Group Holding Ltd., ADR(b)	17,647	1,577,112
Baidu, Inc., ADR(b)	9,694	1,323,910
China Mengniu Dairy Co. Ltd.	311,000	1,444,904
China Merchants Bank Co. Ltd., Class H	328,500	1,774,983
Haier Smart Home Co. Ltd., Class A	253,200	930,999
Haier Smart Home Co. Ltd., Class H	309,200	989,597
Longfor Group Holdings Ltd.(a)	438,500	1,465,189
LONGi Green Energy Technology Co. Ltd., Class A	212,210	1,940,242
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	25,400	1,091,042
Tencent Holdings Ltd.	51,300	1,982,684
Tencent Holdings Ltd., ADR	2,471	95,529
Xinyi Solar Holdings Ltd.	1,128,000	1,916,258
Yum China Holdings, Inc.	42,678	2,078,845

		20,564,194

Egypt — 0.9%
Commercial International Bank Egypt SAE	415,408	833,169

Greece — 1.2%
National Bank of Greece SA(b)	361,553	1,132,674

Hong Kong — 3.6%
AIA Group Ltd.	165,600	1,663,724
Hang Lung Properties Ltd.	935,000	1,705,902

		3,369,626

Hungary — 0.2%
OTP Bank Nyrt	7,005	144,614

India — 10.0%
Axis Bank Ltd.	263,548	2,421,425
Bandhan Bank Ltd.(a)	540,159	1,892,262
Hindustan Unilever Ltd.	26,770	894,301
ICICI Bank Ltd.	91,312	949,714
ICICI Bank Ltd., ADR	46,145	958,893
Tata Consultancy Services Ltd.	50,353	2,106,205

		9,222,800

Indonesia — 1.8%
Bank Rakyat Indonesia Persero Tbk PT	5,484,000	1,618,837

Kazakhstan — 1.1%
Kaspi.KZ JSC, GDR, Registered Shares(c)	20,084	1,054,410

Malaysia — 2.9%
Malayan Banking Bhd	580,700	1,156,589
Public Bank Bhd	1,501,500	1,566,522

		2,723,111

Security	Shares	Value

Mexico — 6.7%
Arca Continental SAB de CV	191,710	$1,327,972
Grupo Financiero Banorte SAB de CV, Class O	393,488	2,238,879
Wal-Mart de Mexico SAB de CV(d)	716,460	2,595,149

		6,162,000

Panama — 1.4%
Copa Holdings SA, Class A(b)	19,285	1,296,338

Russia — 0.0%
TCS Group Holding PLC, GDR, Registered Shares(b)(c)(e)	30,476	305

Singapore — 1.3%
Singapore Telecommunications Ltd.	654,300	1,237,329

South Africa — 2.7%
Gold Fields Ltd.	63,502	587,324
Gold Fields Ltd., ADR(d)	62,189	572,139
Life Healthcare Group Holdings Ltd.	1,125,594	1,333,572

		2,493,035

South Korea — 11.2%
Hana Financial Group, Inc.	37,313	1,069,259
KB Financial Group, Inc.	34,855	1,296,325
Samsung Electronics Co. Ltd.	103,561	4,902,075
Samsung SDI Co. Ltd.	3,589	1,577,543
SK Innovation Co. Ltd.(b)	10,186	1,475,679

		10,320,881

Taiwan — 12.8%
Accton Technology Corp.	243,000	2,028,047
Far EasTone Telecommunications Co. Ltd.	469,000	1,182,477
Taiwan Semiconductor Manufacturing Co. Ltd.	502,000	8,609,082

		11,819,606

Thailand — 2.1%
Bangkok Dusit Medical Services PCL, NVDR	2,709,600	1,981,642

United Arab Emirates — 3.7%
Abu Dhabi Commercial Bank PJSC	751,751	1,868,523
Aldar Properties PJSC	1,168,439	1,560,936

		3,429,459

United Kingdom — 2.6%
Prudential PLC	89,667	1,105,987
Standard Chartered PLC	183,754	1,266,559

		2,372,546

Total Common Stocks — 95.2% (Cost: $88,086,076)		87,945,185

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Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.3%

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares	5,964	$262,116

Total Preferred Securities — 0.3% (Cost: $190,127)		262,116

Total Long-Term Investments — 95.5% (Cost: $88,276,203)		88,207,301

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(f)(g)	3,757,032	3,757,032
SL Liquidity Series, LLC, Money Market Series, 2.03%(f)(g)(h)	1,767,501	1,767,148

Total Short-Term Securities — 6.0% (Cost: $5,524,180)		5,524,180

Total Investments — 101.5% (Cost: $93,800,383)		93,731,481

Liabilities in Excess of Other Assets — (1.5)%		(1,403,336)

Net Assets — 100.0%		$92,328,145

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,275,604	$—		$(1,518,572	)(a)	$—	$—	$3,757,032	3,757,032	$11,679		$—
SL Liquidity Series, LLC, Money Market Series	1,689,789	77,554	(a)	—		(153)	(42)	1,767,148	1,767,501	1,151	(b)	—

						$(153)	$(42)	$5,524,180		$12,830		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,878,766	KRW 3,771,039,074	HSBC Bank USA N.A.	10/25/22	$(17,801)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/13/23	$1,278,809	$141,198	(c)	$1,427,443	1.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	200,187	3,128	(e)	201,988	0.2

					$144,326		$1,629,431

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(7,436) of net dividends and financing fees.
(e)	Amount includes $1,327 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	80 basis points	60 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 13, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Leejam Sports Co JSC	47,497	$1,427,443	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$1,427,443

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Prudential PLC	16,376	$201,988	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$201,988

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$6,168,609	$—	$—	$6,168,609
China	5,075,396	15,488,798	—	20,564,194
Egypt	—	833,169	—	833,169
Greece	—	1,132,674	—	1,132,674
Hong Kong	—	3,369,626	—	3,369,626
Hungary	—	144,614	—	144,614
India	958,893	8,263,907	—	9,222,800
Indonesia	—	1,618,837	—	1,618,837
Kazakhstan	1,054,410	—	—	1,054,410
Malaysia	—	2,723,111	—	2,723,111
Mexico	6,162,000	—	—	6,162,000
Panama	1,296,338	—	—	1,296,338
Russia	—	—	305	305
Singapore	—	1,237,329	—	1,237,329
South Africa	572,139	1,920,896	—	2,493,035
South Korea	—	10,320,881	—	10,320,881
Taiwan	—	11,819,606	—	11,819,606
Thailand	—	1,981,642	—	1,981,642
United Arab Emirates	—	3,429,459	—	3,429,459
United Kingdom	—	2,372,546	—	2,372,546
Preferred Securities
Preferred Stocks	—	262,116	—	262,116
Short-Term Securities
Money Market Funds	3,757,032	—	—	3,757,032

	$25,044,817	$66,919,211	$305	91,964,333

Investments Valued at NAV(a)				1,767,148

				$93,731,481

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$144,326	$—	$144,326
Liabilities
Foreign Currency Exchange Contracts	—	(17,801)	—	(17,801)

	$—	$126,525	$—	$126,525

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

KRW	South Korean Won

USD	United States Dollar

Portfolio Abbreviation (continued)

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4